Commitments, Guarantees and Contingent Liabilities (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 employee claim	Dec. 31, 2010
Proceedings:
Reserves for asbestos claims	$ 1,080,000,000	$ 1,100,000,000
Reinsurance recoverables for asbestos claims	529,000,000	555,000,000
Reserves for environmental claims	185,000,000	201,000,000
Reinsurance recoverables for environmental claims	40,000,000	47,000,000
Percentage of net asbestos and environmental reserves that were for incurred but not reported estimated losses	59.00%	60.00%
Number of former employee agents plaintiffs seek benefits for	6,500
Number of claims barred in Romero II	2
Number of claims asserted in Romero II	3
Maximum
Proceedings:
Loss contingencies, reasonably possible pretax loss exposure in excess of the amount accrued	855,000,000
Minimum
Proceedings:
Loss contingencies, reasonably possible pretax loss exposure in excess of the amount accrued	0
Guarantee on fixed income securities
Guarantees:
Maximum amount at risk pursuant to a guarantee	28,000,000
Residual guarantee
Guarantees:
Maximum amount at risk pursuant to a guarantee	$ 6,000,000
Guarantee obligations term, low end of range (in years)	1
Guarantee obligations term, high end of range (in years)	3